Investments in Unconsolidated Real Estate Entities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity in earnings (losses) of unconsolidated real estate entities	$ 2,670	$ 951		$ (533)	$ 2,113
Stabilized Properties | Melrose Phase II | Unconsolidated Properties | Nashville, TN
Schedule of Equity Method Investments [Line Items]
Additional interest			54.90%	54.90%
Payment for the additional interest	$ 30,400	8,300		$ 10,600
Ownership percentage	79.80%		79.80%	79.80%
Preferred Equity Investments
Schedule of Equity Method Investments [Line Items]
Equity in earnings (losses) of unconsolidated real estate entities	$ 1,700	$ 1,000		$ 5,600	$ 2,100
Preferred Equity Investments | Riverfront
Schedule of Equity Method Investments [Line Items]
Commitment on investment			$ 12,400	$ 12,400
CRII Merger | Stabilized Properties
Schedule of Equity Method Investments [Line Items]
Equity in earnings (losses) of unconsolidated real estate entities	$ 800		$ 6,100